Tax expense - Current tax and Deferred tax (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Current tax:
Total current tax credit/(expense)	£ 58	£ (24,476)	£ (8,388)
Deferred tax:
Total deferred tax (expense)/credit	(63,425)	7,115
Total tax expense
Total tax expense	(63,367)	(17,361)	(12,462)
UK and US
Current tax:
Current tax on (loss)/profit for the year	(1,809)	(19,722)	(4,633)
Adjustment in respect of previous years	2,590	(2,651)	(2,476)
Deferred tax:
Total deferred tax (expense)/credit	(63,425)	7,115	(4,074)
US
Deferred tax:
Origination and reversal of temporary differences	(9,225)	(3,371)	(3,879)
Adjustment in respect of previous years	(1,909)	1,782	5,039
Impact of change in corporate tax rate	(48,832)
Total deferred tax (expense)/credit	(59,966)	(1,589)	1,160
UK
Deferred tax:
Origination and reversal of temporary differences	(3,701)	6,171	(5,258)
Adjustment in respect of previous years	242	938	(2,687)
Impact of change in corporate tax rate		1,595	2,711
Total deferred tax (expense)/credit	(3,459)	8,704	(5,234)
Other than UK and US
Current tax:
Current tax on (loss)/profit for the year	£ (723)	£ (2,103)	£ (1,279)